Annual Total Returns[BarChart] - Direxion Daily Regional Banks Bull 3X Shares - Direxion Daily Regional Banks Bull 3X Shares	2016	2017	2018	2019	2020
Total	111.92%	6.82%	(56.21%)	69.19%	(76.62%)